Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash consists of the following:

	December 31,
	2012	2013

Deposits for registration of new subsidiaries of VIEs (i)	$1,605	$1,652
Deposit used to secure for bank's acceptance bills in relation to payment for the construction of a building	-	416
Deposits used to secure for application of an operation right	300	300

Total	$1,905	$2,368

(i)	The balance represented the deposits placed in certain escrow accounts for registration of new VIEs’ wholly owned subsidiaries.